FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 6: — FINANCIAL INSTRUMENTS

a.Financial risk management objectives and policies:

The Company’s operations are exposed to various financial risks, such as market risk (mainly foreign currency risk), credit risk and liquidity risk. The Company’s comprehensive risk management plan focuses on measures to minimize possible negative effects on the financial performance of the Company.

Risk management is performed by the Company’s Board. The Board identifies, measures and manages financial risks in collaboration with the Company’s operating units. The Company’s Board of Directors has provided guidelines for risk management, and specific policies for various risk exposures, such as foreign currency risk and excess-liquidity investments.

1.Foreign currency risk:

Transactional foreign currency exposures represent risks associated with financial assets or liabilities denominated in currencies other than the functional currency of the transacting entity.

The Company operates primarily in Israel, Spain and the Palestinian Authority and has an exchange rate risk as it earns revenue in EURO (“EUR”) and incurs fixed expenses in New Israeli Shekel (“NIS”) and EUR, which differs from its functional currency.

As of December 31, 2021, the Company has excess financial and lease liabilities over financial assets denominated in currencies other than USD in total amount of $1,242 (as of December 31, 2020 — $1,639). Transaction exposures arise in the normal course of business.

The Company monitors transactional foreign currency risks, including currency position and future expected exposures. The Company uses non-designated hedges to mitigate the risks, mainly associated with foreign currency risk of changes in NIS for the Israeli Subsidiary.

The impact on the Company’s loss before taxes on income due to changes in the carrying amount of monetary assets and liabilities resulting from a reasonably possible changes in NIS and EUR exchange rates, with all other variables held constant, is not material.

2.Credit risk:

The Company holds cash and cash equivalents and user funds with various financial institutions and third-party payment service providers. Its policy is to spread its investments among various institutions. In accordance with this policy, the Company invests its funds with stable financial institutions.

The Company consistently monitors trade balances that are past due, and accordingly has recognized specifically allocated provision for doubtful accounts in an amount equal to the lifetime expected credit loss associated with each outstanding past due balance.

3.Liquidity risk:

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations arising from its financial liabilities that are settled by delivering cash or other financial assets.

NOTE 6: — FINANCIAL INSTRUMENTS (continued)

Liquidity risk is managed on a group-wide basis. The Company’s approach to managing liquidity is to ensure it will have sufficient liquidity to meet its financial liabilities when due, including obtaining additional capital from investors and credit lines from banks and financial institutions.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments (including interest payments):

December 31, 2021:

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$587	$—	$—	$587
User accounts	9,201	—	—	9,201
Accrued expenses and other payables	2,873	—	—	2,873
Lease liabilities	702	658	467	1,827
Contingent consideration	300	300	—	600
	$13,663	$958	$467	$15,088

December 31, 2020:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Total
Trade payables	$286	$—	$—	$—	$—	$286
User accounts	6,411	—	—	—	—	6,411
Accrued expenses and other payables	1,768	—	—	—	—	1,768
Loan from bank	40	82	82	82	40	326
Lease liabilities	582	582	582	392	—	2,138
	$9,087	$664	$664	$474	$40	$10,929

Changes in liabilities arising from financing activities:

				Total
				liabilities
				arising
				from
	Long-term	Lease	Contingent	financing
	bank loan (*)	liabilities	consideration	activities
Balance as of January 1, 2020	$—	$1,851	$—	$1,851
New leases	—	745	—	745
Disposal	—	(26)	—	(26)
Cash flows	338	(657)	—	(319)
Currency revaluations	30	107	—	137
Balance as of December 31, 2020	368	2,020	—	2,388
New leases	—	305	—	305
Modification	—	49	—	49
Contingent payment for a business combination	—	—	1,375	1,375
Cash flows	(364)	(574)	—	(938)
Currency revaluations	(4)	(57)	—	(61)
Balance as of December 31, 2021	$—	$1,743	$1,375	$3,118

(*)Including current maturity. For the terms of the long-term bank loan see Note 14.

NOTE 6: — FINANCIAL INSTRUMENTS (continued)

b.Fair value:

The carrying amounts of cash and cash equivalents, user funds, trade receivables, other receivables, other long-term assets, trade payables, user accounts and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the contingent payments recorded as part of the acquisition of 7LFreight (see Note 5) was estimated using a valuation method based mainly on the current fair value and standard deviation of Freightos Limited’s Ordinary share, as well as on certain other management estimations of the probability of meeting certain performance indicators.

The following table presents the fair value measurement hierarchy for the Company’s financial instruments assets and liabilities carried at fair value:

As of December 31, 2021:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instruments	$19	$—	$—	$19
Liabilities measured at fair value:
Other current liabilities – contingent payment for a business combination	—	—	(688)	(688)
Other current payables – hedge instruments	(10)	—	—	(10)
Other long-term liabilities – contingent payment for a business combination	$—	$—	$(687)	$(687)

As of December 31, 2020:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables – hedge instruments	$19	$—	$—	$19
Liabilities measured at fair value:
Other current payables – hedge instruments	$(2)	$—	$—	$(2)

There were no transfers from Level 1 to Level 2 during the reporting periods.

The change in level 3 in 2021 was an addition in respect of contingent payments as part of a business combination (see Note 5).